ACQUIRED INTANGIBLE ASSETS, NET (Schedule Of Gross Carrying Amount, Accumulated Amortization And Net Carrying Amount Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Acquired intangible assets, net [Line Items]
Intangible assets, gross	$ 6,322	$ 34,561
Less: Accumulated amortization	(4,201)	(6,956)
Less: Accumulated impairment	(2,119)	(208)
Intangible asset, net	2	27,397
Operating platforms and technology [Member]
Acquired intangible assets, net [Line Items]
Intangible assets, gross	363	1,264
Less: Accumulated amortization	(363)	(936)
Game license, webgame cooperation agreement and content copyright [Member]
Acquired intangible assets, net [Line Items]
Intangible assets, gross	5,668	5,278
Less: Accumulated amortization	(3,669)	(3,773)
Less: Accumulated impairment	(1,998)
User generated content [Member]
Acquired intangible assets, net [Line Items]
Intangible assets, gross		1,395
Less: Accumulated amortization		(931)
Customer and broadcasters relationship [Member]
Acquired intangible assets, net [Line Items]
Intangible assets, gross		793
Less: Accumulated amortization		(582)
Login users and registered user list [Member]
Acquired intangible assets, net [Line Items]
Intangible assets, gross	169	635
Less: Accumulated amortization	(169)	(575)
Non-compete agreement [Member]
Acquired intangible assets, net [Line Items]
Intangible assets, gross		195
Less: Accumulated amortization		(159)
Domain name, trademarks and online licenses [Member]
Acquired intangible assets, net [Line Items]
Intangible assets, gross	$ 122	$ 25,001